financial instruments - Accounts receivable (Details) - Customer accounts receivable - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Credit risk
Days after the billing date that accounts receivables are considered to be past due (in default)	30 days
Receivable account balances	$ 3,113	$ 2,658
Receivable account balances - Current	2,542	2,113
Receivable account balances - Non-current	571	545
Accounts receivable written off directly to doubtful accounts expense	0
Cost/Gross amount
Credit risk
Receivable account balances	3,222	2,768
Receivable account balances - Current	2,636	2,194
Receivable account balances - Non-current	586	574
Allowance for doubtful accounts
Credit risk
Receivable account balances	(109)	(110)	$ (140)
Receivable account balances - Current	(94)	(81)
Receivable account balances - Non-current	(15)	(29)
Less than 30 days past billing date
Credit risk
Receivable account balances	925	892
Less than 30 days past billing date | Cost/Gross amount
Credit risk
Receivable account balances	936	900
Less than 30 days past billing date | Allowance for doubtful accounts
Credit risk
Receivable account balances	(11)	(8)
30-60 days past billing date
Credit risk
Receivable account balances	389	331
30-60 days past billing date | Cost/Gross amount
Credit risk
Receivable account balances	400	338
30-60 days past billing date | Allowance for doubtful accounts
Credit risk
Receivable account balances	(11)	(7)
61-90 days past billing date
Credit risk
Receivable account balances	170	84
61-90 days past billing date | Cost/Gross amount
Credit risk
Receivable account balances	185	93
61-90 days past billing date | Allowance for doubtful accounts
Credit risk
Receivable account balances	(15)	(9)
More than 90 days past billing date
Credit risk
Receivable account balances	159	93
More than 90 days past billing date | Cost/Gross amount
Credit risk
Receivable account balances	192	114
More than 90 days past billing date | Allowance for doubtful accounts
Credit risk
Receivable account balances	(33)	(21)
Unbilled customer finance receivables
Credit risk
Receivable account balances	1,470	1,258
Unbilled customer finance receivables | Cost/Gross amount
Credit risk
Receivable account balances	1,509	1,323
Unbilled customer finance receivables | Allowance for doubtful accounts
Credit risk
Receivable account balances	$ (39)	$ (65)